Allowance for Loan Losses - Schedule of Loans Components of Purchase Accounting Adjustments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Sep. 14, 2018	Dec. 31, 2017	Dec. 31, 2016
Deteriorated Loans Transferred In [Abstract]
Contractually required payments		$ 2,353
Non-accretable discount		(1,141)
Expected cash flows		1,212
Accretable discount	$ (336)	(334)	$ (15)	$ (49)
Estimated fair value		$ 878